Tema International Defense Innovation ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Aerospace & Defense - 87.9% (a)
AeroVironment, Inc. (b)	60	$16,768
Airbus SE	144	34,162
Avio SpA	548	15,865
Avon Technologies PLC	580	13,927
Babcock International Group PLC	3,556	53,331
BAE Systems PLC	2,008	43,870
Boeing Co. (b)	52	9,828
Chemring Group PLC	4,380	27,916
Dassault Aviation SA	160	50,238
Elbit Systems Ltd.	96	44,978
General Dynamics Corp.	36	12,299
Hensoldt AG	556	44,096
Kongsberg Gruppen ASA	1,144	27,102
L3Harris Technologies, Inc.	52	14,492
Leonardo DRS, Inc.	296	10,114
Leonardo SpA	824	44,852
Lockheed Martin Corp.	32	14,652
MTU Aero Engines AG	60	24,527
Northrop Grumman Corp.	20	11,445
QinetiQ Group PLC	4,496	24,722
Rheinmetall AG	28	48,101
Rocket Lab Corp. (b)	400	16,856
Rolls-Royce Holdings PLC (b)	1,400	19,792
RTX Corp.	80	13,993
Saab AB – Class B	1,116	56,219
Safran SA	52	17,516
Thales SA	192	50,216
		761,877

IT Services - 3.8%
Indra Sistemas SA	620	33,093

Machinery - 4.4%
RENK Group AG	648	37,934

Software - 2.0%
Palantir Technologies, Inc. - Class A (b)	104	17,519
TOTAL COMMON STOCKS (Cost $1,003,711)		850,423

RIGHTS - 0.0%	Shares	Value
Avio SpA, Exercise Price $23.64 (b)(c)	2,740	0
TOTAL RIGHTS (Cost $29,673)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (d)	15,243	15,243
TOTAL MONEY MARKET FUNDS (Cost $15,243)		15,243

TOTAL INVESTMENTS - 99.9% (Cost $1,048,627)		865,666
Other Assets in Excess of Liabilities - 0.1%		578
TOTAL NET ASSETS - 100.0%		$866,244

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Tema ETF Trust
Tema International Defense Innovation ETF
Notes to Quarterly Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$850,423	$–	$–	$850,423
Rights	–	–	0	0
Money Market Funds	15,243	–	–	15,243
Total Investments	$865,666	$–	$0	$865,666

Refer to the Schedule of Investments for further disaggregation of investment categories.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the Tema International Defense Innovation ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended November 30, 2025.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of November 30, 2025 for the Tema International Defense Innovation ETF are as follows:

Description	Fair Value as of 11/30/2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
Avio Right*	$0	Other – Expired Instrument	None	N/A

*	Rights received via corporate action were deemed to have expired unexercised and therefore were assigned no remaining economic value - valued at zero.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

United Kingdom	$183,558	21.3%
Germany	154,658	17.9
United States	153,209	17.6
France	152,132	17.5
Italy	60,717	7.0
Sweden	56,219	6.5
Israel	44,978	5.2
Spain	33,093	3.8
Norway	27,102	3.1
Other Assets in Excess of Liabilities	578	0.1
	$866,244	100.0%

Sector Classification as of November 30, 2025 (% of Net Assets)

Industrials	$799,811	92.3%
Information Technology	50,612	5.8
Money Market Funds	15,243	1.8
Other Assets in Excess of Liabilities	578	0.1
	$866,244	100.0%